Property and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost of Goods Sold, Depreciation	$ 310,000	$ 446,000
Research Development Trials Studies Expenses	299,000	287,000
Costs Of Depreciation And Amortization	726,000	823,404
Centrifuges [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Disposals	1,295,000
Property And Equipments Net Book Value	$ 1,543,000	$ 554,000